                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                                ---------
    This Amendment (Check only one.):  [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Belltower Advisors LLC
Address:  220 Horizon Drive, Suite 121
          Raleigh, NC 27615

Form 13F File Number: 28-13598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark Corigliano
Title:  Managing Member
Phone:  919-424-6544

Signature, Place, and Date of Signing:

        /s/ Mark Corigliano         Raleigh, NC         May 17, 2010
      ------------------------  -------------------  -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number  Name
      28-
      --------------------- ------------------------

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  22
Form 13F Information Table Value Total:  $161,252
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number    Name

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                            Belltower Advisors LLC
                Form 13F Information Table as of March 31, 2010

ITEM 1                          ITEM 2   ITEM 3   ITEM 4   ITEM 5          ITEM 6          ITEM 7           ITEM 8
------                         -------- --------- ------- --------- --------------------- -------- -------------------------
                                                   Value  Shares or      Investment                           Voting
                               Title of  Cusip    (x1000) Principal      Descretion                          Authority
Name of Issuer                  Class    Number    Value   Amount   Sole   Shared   Other Managers   Sole     Shared   Other
--------------                 -------- --------- ------- --------- ---- ---------- ----- -------- --------- --------- -----
A POWER ENERGY GENERAT SYS L     COM    G04136100  2,144    200,000  X                               200,000     0       0
AMERICAN SUPERCONDUCTOR CORP     COM    030111108  3,728    129,000  X                               129,000     0       0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW  049164205 11,014    207,622  X                               207,622     0       0
BAKER HUGHES INC                 COM    057224107 10,832    231,250  X                               231,250     0       0
BUCYRUS INTL INC NEW             COM    118759109  7,337    111,186  X                               111,186     0       0
CARBO CERAMICS INC               COM    140781105  5,997     96,210  X                                96,210     0       0
COMPLETE PRODUCTION SERVICES     COM    20453e109  4,901    424,286  X                               424,286     0       0
EXXON MOBIL CORP                 COM    30231G102 12,405    185,200  X                               185,200     0       0
FREEPORT-MCMORAN COPPER & GO     COM    35671D857  5,926     70,934  X                                70,934     0       0
GENERAL MOLY INC                 COM    370373102  2,479    746,700  X                               746,700     0       0
GOLDCORP INC NEW                 COM    380956409  6,179    166,000  X                               166,000     0       0
HELMERICH & PAYNE INC            COM    423452101 11,670    306,467  X                               306,467     0       0
JOY GLOBAL INC                   COM    481165108  5,660    100,000  X                               100,000     0       0
KEY ENERGY SVCS INC              COM    492914106  8,383    877,800  X                               877,800     0       0
NORTH AMERN PALLADIUM LTD        COM    656912102  3,907    957,500  X                               957,500     0       0
PIONEER NAT RES CO               COM    723787107 11,264    200,000  X                               200,000     0       0
ST MARY LD & EXPL CO             COM    792228108 10,618    305,031  X                               305,031     0       0
STEEL DYNAMICS INC               COM    858119100  6,284    359,688  X                               359,688     0       0
STILLWATER MNG CO                COM    86074Q102  6,203    477,914  X                               477,914     0       0
VALE S A                         ADR    91912E105  6,666    207,072  X                               207,072     0       0
WALTER ENERGY INC                COM    93317Q105  9,153     99,201  X                                99,201     0       0
GRAN TIERRA ENERGY INC           COM    38500T101  8,502  1,438,466  X                             1,438,466     0       0